UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C. 20549

						  FORM 13F
					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010 Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
				   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	Tanaka Capital Management, Inc.
Address:	369 Lexington Avenue
		20th Floor
		New York, NY  10017
13F File Number:	28-2082

The institutional investment manager filing this report and the Person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all Information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Graham Y. Tanaka
Title:		President
Phone:		212-490-3380
Signature, Place, and Date of Signing:

Graham Y. Tanaka  New York, New York  November 11, 2010

Report Type (check only one.):

[x]		13F HOLDINGS REPORT.
[ ]		13F NOTICE.
[ ]		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

FORM 13F Information Table Entry:		28

FORM 13F Information Table Value Total:	$17,876,000


List of Other Included Managers:

No.		13F File Number	Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC Inc.                     COM              001055102     1873    36218 SH       SOLE                    36218
ASML Holding N V ADR           COM              N07059111      454    15258 SH       SOLE                    15258
Amdocs                         COM              G02602103      385    13419 SH       SOLE                    13419
Anadarko Petroleum             COM              032511107      883    15485 SH       SOLE                    15485
Apple Computing                COM              037833100     1422     5011 SH       SOLE                     5011
Bio Reference Lab              COM              09057G602      714    34250 SH       SOLE                    34250
Blue Earth Refineries          COM              G11999102       83    98618 SH       SOLE                    98618
CR Bard                        COM              067383109      401     4920 SH       SOLE                     4920
Catalyst Pharmaceuticals       COM              14888U101       42    38000 SH       SOLE                    38000
China Medical Technology ADS   COM              169483104      379    29177 SH       SOLE                    29177
Fuelnation, Inc.               COM              359528205        0   496780 SH       SOLE                   496780
General Electric               COM              369604103      724    44575 SH       SOLE                    44575
IBM                            COM              459200101      524     3907 SH       SOLE                     3907
Intel Corp.                    COM              458140100      712    37088 SH       SOLE                    37088
Mass Financial Corp. Class A   COM              P64605101     1866   250451 SH       SOLE                   250451
Mattson Technology             COM              577223100      929   337892 SH       SOLE                   337892
Microsoft                      COM              594918104      283    11560 SH       SOLE                    11560
Mymetics Corp                  COM              62856A102       26   196049 SH       SOLE                   196049
NII Holdings                   COM              62913F201      923    22458 SH       SOLE                    22458
O2 Micro                       COM              67107W100      742   121430 SH       SOLE                   121430
QUALCOMM                       COM              747525103      600    13285 SH       SOLE                    13285
Rudolph Technologies           COM              781270103      719    86555 SH       SOLE                    86555
STEC                           COM              784774101      302    24285 SH       SOLE                    24285
Scientific Games               COM              80874P109      360    37187 SH       SOLE                    37187
Sigma Design                   COM              826565103      472    41049 SH       SOLE                    41049
Teradyne                       COM              880770102      625    56095 SH       SOLE                    56095
Valeant Pharmaceuticals        COM              91911K102     1035    41310 SH       SOLE                    41310
Zoltek                         COM              98975W104      397    40835 SH       SOLE                    40835